Expense Example - R2 R3 R4 R5 Shares - JPMorgan Investor Conservative Growth Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years
USD ($)	122	381	660	1,455	97	303	525	1,166	72	224	390	871	56	176	307	689